Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Preferred Stock Series D Preferred Stock	Common Stock Public Offering	Common Stock Pre-funded warrants	Common Stock Existing Warrants	Common Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital Pre-funded warrants	Additional Paid-In Capital Existing Warrants	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Public Offering	Pre-funded warrants	Existing Warrants	Total
Balance at Dec. 31, 2022					$ 182				$ 217,067,691	$ 24,747	$ (219,563,446)				$ (2,470,826)
Balance (in shares) at Dec. 31, 2022					181,898
Balance at Dec. 31, 2022	$ 43
Issuance of common stock in public offering		$ 144				$ 8,495,673						$ 8,495,817
Issuance of common stock in public offering (in shares)		143,844
Issuance costs associated with sales of common stock						(834,061)						(834,061)
Issuance of common stock to vendors					$ 3				72,997						73,000
Issuance of common stock to vendors (in shares)					3,125
Issuance of common stock upon exercise of pre-funded warrants					$ 265				3,034						3,299
Issuance of common stock upon exercise of pre-funded warrants (in shares)					264,714
Share-based compensation expense									370,182						370,182
Foreign currency translation adjustment										(2,504)					(2,504)
Net loss											(6,140,730)				(6,140,730)
Balance at Dec. 31, 2023					$ 649				228,203,706	22,243	(225,704,176)				$ 2,522,422
Balance (in shares) at Dec. 31, 2023					648,761										648,761
Balance (in Shares) at Dec. 31, 2023					648,761
Redemption of Series D preferred stock	(43)
Issuance of common stock in reverse stock split					$ 115				(115)
Issuance of common stock in reverse stock split (in shares)					114,735
Issuance of common stock in public offering					$ 205				4,741,195						$ 4,741,400
Issuance of common stock in public offering (in shares)					204,694
Issuance costs associated with sales of common stock									(625,065)						(625,065)
Issuance of common stock associated with conversion of debt					$ 36				254,220						254,256
Issuance of common stock associated with conversion of debt (in shares)					36,790
Issuance of common stock upon exercise of pre-funded warrants					$ 537				8,063						8,600
Issuance of common stock upon exercise of pre-funded warrants (in shares)					537,500
Share-based compensation expense									117,636						117,636
Foreign currency translation adjustment										5,356					5,356
Net loss											(3,559,829)				(3,559,829)
Balance at Jun. 30, 2024					$ 1,542				232,699,640	27,599	(229,264,005)				3,464,776
Balance (in shares) at Jun. 30, 2024					1,542,480
Balance at Dec. 31, 2023					$ 649				228,203,706	22,243	(225,704,176)				$ 2,522,422
Balance (in shares) at Dec. 31, 2023					648,761										648,761
Balance (in shares) at Dec. 31, 2023					648,761
Issuance of common stock in reverse stock split					$ 115				(115)
Issuance of common stock in reverse stock split (in shares)					114,735
Issuance of common stock in public offering		$ 205				4,741,195						4,741,400
Issuance of common stock in public offering (in shares)		204,694
Issuance costs associated with sales of common stock						$ (625,065)						$ (625,065)
Issuance of common stock to vendors					$ 5				15,795						$ 15,800
Issuance of common stock to vendors (in shares)					5,000
Issuance of common stock associated with conversion of debt					$ 36				254,220						254,256
Issuance of common stock associated with conversion of debt (in shares)					36,790
Issuance of common stock upon exercise of pre-funded warrants			$ 537	$ 703			$ 8,063	$ 4,218,047					$ 8,600	$ 4,218,750
Issuance of common stock upon exercise of pre-funded warrants (in shares)			537,500	703,125
Share-based compensation expense									329,815						329,815
Foreign currency translation adjustment										23,546					23,546
Net loss											(8,266,576)				(8,266,576)
Balance at Dec. 31, 2024					$ 2,514				238,040,520	45,789	(233,970,752)				$ 4,118,071
Balance (in shares) at Dec. 31, 2024					2,514,499										2,514,499
Balance (in Shares) at Dec. 31, 2024					2,514,499
Balance at Dec. 31, 2024	$ 0
Issuance costs associated with warrant inducement									(7,552,457)						$ (7,552,457)
Warrant modification - incremental fair value									7,177,683						7,177,683
Balance at Mar. 31, 2024					$ 658				228,363,074	24,143	(227,619,503)				768,372
Balance (in shares) at Mar. 31, 2024					657,900
Issuance of common stock in reverse stock split					$ 115				(115)
Issuance of common stock in reverse stock split (in shares)					114,735
Issuance of common stock in public offering					$ 205				4,741,195						4,741,400
Issuance of common stock in public offering (in shares)					204,694
Issuance costs associated with sales of common stock									(625,065)						(625,065)
Issuance of common stock associated with conversion of debt					$ 27				154,813						154,840
Issuance of common stock associated with conversion of debt (in shares)					27,651
Issuance of common stock upon exercise of pre-funded warrants					$ 537				8,063						8,600
Issuance of common stock upon exercise of pre-funded warrants (in shares)					537,500
Share-based compensation expense									57,675						57,675
Foreign currency translation adjustment										3,456					3,456
Net loss											(1,644,502)				(1,644,502)
Balance at Jun. 30, 2024					$ 1,542				232,699,640	27,599	(229,264,005)				3,464,776
Balance (in shares) at Jun. 30, 2024					1,542,480
Balance at Dec. 31, 2024					$ 2,514				238,040,520	45,789	(233,970,752)				$ 4,118,071
Balance (in shares) at Dec. 31, 2024					2,514,499										2,514,499
Issuance of common stock pursuant to At Market Issuance Sales Agreement					$ 979				3,242,198						$ 3,243,177
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)					978,105
Issuance costs associated with sales of common stock									(72,165)						(72,165)
Issuance of common stock to vendors					$ 12				29,988						30,000
Issuance of common stock to vendors (in shares)					12,346
Share-based compensation expense									163,112						163,112
Net loss											(5,653,244)				(5,653,244)
Balance at Jun. 30, 2025					$ 3,505				241,403,653	45,789	(239,623,996)				$ 1,828,951
Balance (in shares) at Jun. 30, 2025					3,504,950										3,504,950
Balance at Mar. 31, 2025					$ 3,183				240,770,981	45,789	(236,922,020)				$ 3,897,933
Balance (in shares) at Mar. 31, 2025					3,183,992
Issuance of common stock pursuant to At Market Issuance Sales Agreement					$ 322				545,313						545,635
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)					320,958
Issuance costs associated with sales of common stock									(12,154)						(12,154)
Share-based compensation expense									99,513						99,513
Net loss											(2,701,976)				(2,701,976)
Balance at Jun. 30, 2025					$ 3,505				$ 241,403,653	$ 45,789	$ (239,623,996)				$ 1,828,951
Balance (in shares) at Jun. 30, 2025					3,504,950										3,504,950